Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of operating lease commitment - Operating Lease Liability [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of operating lease commitment [Line Items]
Beginning balance	$ 173,602
Discounted using the lessee´s incremental borrowing rate of at the date of initial application	14,726
Lease liabilities recognized due to IFRS 16 implementation	139,558
Ending balance	$ 154,284